Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
	2022	2021
Deferred tax assets:
Deferred taxes due to carryforward losses	$9,843	$8,396

Valuation allowance	(9,843)	(8,396)
Income tax expenses	—	—